Condensed Consolidated Statements of Financial Condition (Parenthetical) (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000	500,000	500,000
Common stock, shares issued	122,804	115,217	88,192
Common stock, shares outstanding	104,763	97,220	70,256
Treasury stock, shares of Class A common stock	18,041	17,997	17,936
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	34,848	34,848	25,848
Common stock, shares outstanding	34,848	34,848	25,848